Dear Shareholder:

      The U.S. economy turned in another outstanding performance in 1998-the third year in a row that Gross Domestic Product (GDP) grew in excess of 3%. The continued strength in the economy was largely due to the buoyant consumer sector. The strength in consumer spending reflects the highly positive economic fundamentals of strong employment gains, modest inflation and low interest rates. The rise in equity share prices also bolstered consumers' positive views of the economy and contributed to current levels of spending. This favorable economic climate should carry into 1999, but we expect the rate of growth to moderate. Demand for business and consumer services remains strong, so we expect the service sector, which is less exposed to the pressures from overseas economic forces and inherently more stable than the goods-producing sector, will continue to expand. We believe that American manufacturers will face another difficult year since demand for U.S. exports will remain weak. Much of Asia is still in recession, growth in Europe is slowing, and Latin America is experiencing rapid deterioration in economic growth. Under-used production capacity as well as pressure on domestic profit margins could rein in the rapid growth in capital spending. Since the outlook for inflation remains quite favorable, we expect interest rates to remain steady.

      The panic that engulfed the financial markets during the summer of 1998 began to subside in the fall as policy makers began to ease monetary policy and restore liquidity to the credit markets. Investors became less averse to risk and credit spreads, or the difference between the yield on corporate bonds and risk-free U.S. Treasury securities started to narrow. The U.S. stock market also rebounded. Advances by the underlying common stocks, together with the narrowing of credit spreads, contributed to gains in the convertible market. Castle regained some of the ground lost during the summer months. For the three months ended January 31, the Fund produced a total return of 5.57%, on a NAV basis. The outlook for moderate economic growth in the U.S., low inflation, and steady interest rates, in our view should form the backdrop for stable fixed-income markets and further advances in the stock market. We expect Castle will continue to build on the gains achieved in the first fiscal quarter.

                                       Respectfully submitted,



                                       /s/ David D. Alger
                                       David D. Alger
                                       President


March 11, 1999



CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 1999


Principal
 Amount       Corporate Convertible Bonds-36.2%                   Value
--------------------------------------------------------------------------

              COMMUNICATION EQUIPMENT-5.8%
$1,500,000    Bay Networks Inc., Cv. Sub. Deb.,
               5.25%, 5/15/03                                  $ 1,627,500
   500,000    DSC Communications Corp., Cv.
               Sub. Notes, 7.00%, 8/1/04(a)                        521,875
 1,200,000    DSC Communications Corp., Cv.
               Sub. Notes, 7.00%, 8/1/04                         1,252,500
                                                               -----------
                                                                 3,401,875
                                                               -----------
              COMPUTER RELATED & BUSINESS EQUIPMENT-6.0%
 1,500,000    Quantum Corporation, Cv. Sub.
               Notes, 7.00%, 8/1/04                              1,483,125
 1,250,000    Read-Rite Corporation, Cv. Sub.
               Notes, 6.50%, 9/1/04                                992,188
 1,000,000    Wind River Systems Inc., Cv.
               Sub. Notes, 5.00%, 8/1/02                         1,005,000
                                                               -----------
                                                                 3,480,313
                                                               -----------
              CONSUMER PRODUCTS & SERVICES-.8%
   538,000    Fieldcrest Cannon Inc., Cv. Sub.
               Deb., 6.00%, 3/15/12                                446,540
                                                               -----------
              HEALTH CARE-.5%
   400,000    NeXstar Pharmaceuticals, Inc., Cv.
               Sub. Deb., 6.25%, 8/1/04(a)                         306,000
                                                               -----------
              MANUFACTURING-2.0%
 1,250,000    Quanex Corp., Cv. Sub. Deb., 6.88%, 6/30/07        1,159,375
                                                               -----------
              METALS-2.0%
 1,310,000    Inco Limited, Cv. Sub. Deb., 7.75%, 3/15/16        1,193,736
                                                               -----------
              PRINTING-4.0%
 1,000,000    Scholastic Corp., Cv. Sub.
               Notes, 5.00%, 8/15/05(a)                            980,000
 1,400,000    World Color Press Inc., Cv. Sub.
               Notes, 6.00%, 10/1/07                             1,344,000
                                                               -----------
                                                                 2,324,000
                                                               -----------
              REAL ESTATE-1.7%
 1,000,000    Developers Diversified Realty Corp.,
               Cv. Sub. Deb., 7.00%, 8/15/99                     1,020,000
                                                               -----------
              RESTAURANTS & LODGING-2.1%
 1,500,000    CKE Restaurants, Inc., Cv. Sub.
               Notes, 4.25%, 3/15/04                             1,246,875
                                                               -----------
              RETAILING-6.1%
   800,000    Baker (J.) Inc., Cv. Sub. Notes, 7.00%, 6/1/02       606,000
 1,000,000    Genesco Inc., Cv. Sub. Notes, 5.50%, 4/15/05(a)      715,000
 1,500,000    Michaels Stores Inc., Cv. Sub.
               Deb., 6.75%, 1/15/03                              1,327,500
 1,200,000    Sunglass Hut Inc., Cv. Sub.
               Notes, 5.25%, 6/15/03                               924,000
                                                               -----------
                                                                 3,572,500
                                                               -----------
              SEMICONDUCTORS-5.2%
 1,400,000    Micron Technology, Inc., Cv. Sub.
               Notes, 7.00%, 7/1/04                              1,842,750
   750,000    National Semiconductor, Cv. Sub.
               Notes, 6.50%, 10/1/02(a)                            646,875
   500,000    Photronics Inc., Cv. Sub. Notes, 6.00%, 6/1/04       560,000
                                                               -----------
                                                                 3,049,625
                                                               -----------
              Total Corporate Convertible Bonds
               (Cost $21,638,106)                               21,200,839
                                                               -----------

  Shares      Convertible Preferred Securities-33.3%
----------
              AEROSPACE & AIRLINES-1.6%
    22,000    Coltec Capital Trust, 5.25% Cv. Pfd.(a)              946,000
                                                               -----------
              BROADCASTING-1.3%
    15,000    Sinclair Broadcast Group, Inc.,
               $3.00 Cv. Pfd., Series D.                           735,000
                                                               -----------
              BUILDING & CONSTRUCTION-2.5%
    30,000    Owens Corning Capital LLC,
               $3.25 Monthly Income Pfd.(a)                      1,490,250
                                                               -----------
              COMMUNICATION EQUIPMENT-2.6%
    20,100    Corning Inc., $3.00 Cv. Monthly Income Pfd.        1,501,218
                                                               -----------
              ENERGY-10.0%
    30,000    AES Trust II, $2.75 Cv. Pfd., Series B             1,342,500
    25,000    Devon Financing Trust, $3.25 Cv. Pfd.              1,262,500
    30,000    El Paso Energy Trust I, Cv. Pfd.                   1,440,000
    40,000    Unocal Capital Trust II, 6.25% Cv. Pfd.            1,830,000
                                                               -----------
                                                                 5,875000
                                                               -----------
              FINANCIAL SERVICES-3.6%
    80,000    CNB Capital Trust I, 6.00% Cv. Pfd.                2,125,000
                                                               -----------
              FOODS & BEVERAGES-2.2%
    15,000    Suiza CapitalTrust II, 5.50% Cv. Pfd.(a)             551,250
    20,000    Suiza CapitalTrust II, 5.50% Cv. Pfd.                735,000
                                                               -----------
                                                                 1,286,250
                                                               -----------
              LEISURE & ENTERTAINMENT-2.5%
    12,000    Royal Caribbean Cruises Limited,
               $3.625 Cv. Pfd. A                                 1,474,500
                                                               -----------
              PACKAGING PRODUCTS-2.1%
    30,000    Owens-Illinois, Inc., $2.375 Cv. Pfd. Class A      1,260,000
                                                               -----------
              RAW MATERIALS-1.9%
    20,000    Bethlehem Steel Corporation, $5.00 Cum. Pfd.       1,086,250
                                                               -----------
              RETAILING-1.1%
    10,000    Kmart Financing Trust I, $3.875 Cv. Pfd.             627,500
                                                               -----------
              REAL ESTATE-1.9%
    40,000    Prologis Trust, 7.00%, Cv. Pfd. B                  1,087,500
                                                               -----------
              Total Convertible Preferred
               Securities (Cost $18,997,374)                    19,494,468
                                                               -----------

  Shares      Mandatory Convertible Securities-7.8%               Value
--------------------------------------------------------------------------
              FOODS & BEVERAGES-1.4%
    17,000    Ralston Purina Co., 7.00%
               Exchangeable Notes, 12/1/00(b)                  $   845,750
                                                               -----------
              LEISURE & ENTERTAINMENT-2.6%
    25,000    Premier Parks Inc., 7.50% Income
               Equity Securities, 4/1/01(c)                      1,500,000
                                                               -----------
              RETAILING-3.8%
    13,000    CVS Automatic Common Exchange
               Security Trust, $4.23, 5/15/01(c)                 1,254,500
    25,000    Dollar General STRYPES Trust,
               $3.352, 5/15/01(c)                                  950,000
                                                               -----------
                                                                 2,204,500
                                                               -----------
              Total Mandatory Convertible
               Securities (Cost $4,352,322)                      4,550,250
                                                               -----------
              Common Stocks-11.9%
              UTILITIES
    40,000    American Electric Power Co., Inc.                  1,752,500
    40,000    New Century Energies Inc.                          1,760,000
    70,000    OGE Energy Corp.                                   1,771,875
    68,000    Puget Sound Energy Inc.                            1,712,750
                                                               -----------
              Total Common Stocks
               (Cost $4,945,919)                                 6,997,125
                                                               -----------

Principal
 Amount       Short-Term Corporate Notes-12.1%                    Value
--------------------------------------------------------------------------
$  350,000    Ameritech Corp., 4.78%, 2/4/99                   $   349,396
 2,575,000    Banque Generale du Luxembourg, 4.81%, 2/12/99      2,570,183
   200,000    Cooperative Association of Tractor
               Dealers, Inc.,4.87%, 2/8/99                         199,621
   160,000    Metropolitan Funding Corp., 4.80%, 2/5/99            159,680
   625,000    Merrill Lynch & Co., Inc., 4.84%, 2/9/99             623,824
   900,000    Republic Industries Funding
               Corp., 4.87%, 2/3/99                                898,296
 2,300,000    USA Group Secondary Marketing
               Services Inc., 4.78%, 2/1/99                      2,298,778
                                                               -----------
              Total Short-Term Corporate Notes
               (Cost $7,099,778)                                 7,099,778
                                                               -----------
Total Investments (Cost $57,033,499)             101.3 %        59,342,460
Liabilities in Excess of Other Assets             (1.3)           (747,952)
                                                 -------------------------
Total Net Assets                                 100.0 %       $58,594,508
                                                 =========================
Net Asset Value Per Share                                       $    26.21
                                                                ==========

--------------------
<Fa>  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
<Fb>  Exchangeable into common stock of Interstate Bakeries Corporation.
<Fc>  These securities are required to be converted on the date listed;
      they generally may be converted prior to this date at the option of the holder.


CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the three months ended January 31, 1999 (Unaudited)


INVESTMENT INCOME:
  Income:
    Dividends                                             $  451,622
    Interest                                                 403,356
                                                          ----------
      Total Income                                           854,978

      Total Expenses                                         149,008
                                                          ----------
NET INVESTMENT INCOME                                        705,970
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                        $1,784,359
  Net change in unrealized appreciation of investments       640,150
                                                          ----------
  Net realized and unrealized gain on investments                         2,424,509
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $3,130,479
                                                                         ==========


     CASTLE  |
CONVERTIBLE  |Meeting the challenge
       FUND, |of investing
        INC. |




Board of Directors

Fred M. Alger, Chairman
David D. Alger
Lester L. Colbert, Jr.
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent
B. Joseph White
---------------------------------------------------------------------------

Investment Adviser

Fred Alger Management, Inc.
1 World Trade Center
Suite 9333
New York, N.Y. 10048
---------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent

Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811
---------------------------------------------------------------------------

This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.


     CASTLE  |
CONVERTIBLE  |Meeting the challenge
       FUND, |of investing
        INC. |

Quarterly Report
January 31, 1999